Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Revenues, net	$ 4,701,929		$ 2,002,982	$ 15,767,535	$ 5,767,328
Cost of revenues	4,281,947		1,432,506	14,003,205	4,119,953
Gross profit	419,982		570,476	1,764,330	1,647,375
Operating expenses:
Selling, general and administrative expenses	4,189,311		205,217	10,403,414	1,345,691
Operating loss	(3,769,329)		365,259	(8,639,084)	301,684
Non-operating income (expense):
Interest expense, net	(5,803,083)		(14,509)	(5,802,758)	(47,327)
Rental income			17,136		71,543
Loss on issuance of warrants	(25,318,519)			(25,318,519)
Other income	39,199		475,419	141,731	475,419
Total non-operating income (expense)	(31,082,403)		478,046	(30,979,546)	499,635
Net income (loss) before income tax expense	(34,851,732)		843,305	(39,618,630)	801,319
Income tax expense (benefit)			236,202	(172,997)	224,400
Net income (loss)	(34,851,732)		607,103	(39,445,633)	576,919
Net income (loss) attributable to non-controlling interest	31,413			(187,649)
Net loss attributable to Cryptyde, Inc.	$ (34,883,145)		$ 607,103	$ (39,257,984)	$ 576,919
Net income (loss) per share:
Net income (loss) per share basic	$ (1.17)		$ 1,517.76	$ (3.84)	$ 1,442.30
Weight average number of common shares outstanding – basic and diluted	29,950,959		400	10,249,464	400
Net income (loss) attributable to Cryptyde, Inc.	$ (34,883,145)		$ 607,103	$ (39,257,984)	$ 576,919
Net income (loss) per share diluted	$ (1.17)		$ 1,517.76	$ (3.84)	$ 1,442.30
Previously Reported [Member]
Revenues, net
Cost of revenues
Gross profit
Operating expenses:
Selling, general and administrative expenses		676,628
Operating loss		(676,628)
Non-operating income (expense):
Interest expense, net		33,395
Other income
Total non-operating income (expense)		33,395
Net income (loss) before income tax expense		(643,233)
Income tax expense (benefit)
Net income (loss)		(643,233)
Net income (loss) attributable to non-controlling interest		(128,860)
Net loss attributable to Cryptyde, Inc.		$ (514,373)
Net income (loss) per share:
Net income (loss) per share basic		$ (51.44)
Weight average number of common shares outstanding – basic and diluted		10,000
Net income (loss) attributable to Cryptyde, Inc.		$ (514,373)